Deferred taxes (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets		R$ 77,251	R$ 75,799	R$ 53,563
Statement of operations			1,447	22,061
Shareholders equity and other	[1]		5	175
Total deferred taxes - liabilities
Statement of operations			(34,496)	241,285
Shareholders equity and other	[1]
Income Tax Losses Carry Forward [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets				37,921
Income Tax Losses Carry Forward 1 [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets		54,919	50,385
Statement of operations			4,534	12,464
Shareholders equity and other	[1]
Negative Basis Of Social Contribution 1 [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets		19,770	18,137	13,650
Statement of operations			1,633	4,487
Shareholders equity and other	[1]
Allowance for expenses loss on trade receivables and other credits [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets		2,174	7,132	2,004
Statement of operations			(4,958)	5,128
Shareholders equity and other	[1]
Provision for legal proceedings and tax liabilities [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets		45	(94)	(83)
Statement of operations		139		(11)
Shareholders equity and other	[1]
Other [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets		343	239	71
Statement of operations		99		(7)
Shareholders equity and other	[1]		5	175
Slots [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets		(353,226)	(353,226)	(353,226)
Statement of operations
Shareholders equity and other	[1]
Depreciation Of Engines and Parts For Aircraft Maintenance [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets		(227,878)	(202,522)	(194,789)
Statement of operations			(25,356)	(7,732)
Shareholders equity and other	[1]
Breakage Provision [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets		(300,029)	(197,246)	(193,498)
Statement of operations			(102,783)	(3,748)
Shareholders equity and other	[1]
Reversal Of Goodwill Amortization For Tax Purposes [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets		(190,211)	(143,297)	(127,659)
Statement of operations			(46,914)	(15,638)
Shareholders equity and other	[1]
Derivative Transactions [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets		22,185	(502)	(28,902)
Statement of operations			22,687	28,400
Shareholders equity and other	[1]
Allowance For Expenses Loss On Trade Receivables And Other Credits 1 [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets		200,790	209,141	201,446
Statement of operations			(8,351)	7,695
Shareholders equity and other	[1]
Provisions For Aircrafts Redelivery [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets		306,149	310,746	190,778
Statement of operations			(4,597)	119,968
Shareholders equity and other	[1]
Provision For Legal Proceedings And Tax Liabilities 1 [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets		274,883	243,826	124,723
Statement of operations			31,057	119,103
Shareholders equity and other	[1]
Aircraft Leases And Others [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets		187,255	84,500	10,586
Statement of operations			102,755	73,914
Shareholders equity and other	[1]
Unrealized Profit [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets				69,843
Statement of operations				(69,843)
Shareholders equity and other	[1]
Other 1 [Member]
IfrsStatementLineItems [Line Items]
Total deferred taxes - assets		43,728	48,169	81,064
Statement of operations			(4,441)	(32,895)
Shareholders equity and other	[1]
Total Deferred Taxes Liabilities [Member]
IfrsStatementLineItems [Line Items]
Statement of operations			(35,943)	219,224
Shareholders equity and other	[1]
Total deferred taxes - liabilities		R$ (36,354)	R$ (411)	R$ (219,634)

[1]	Exchange rate change recognized in other comprehensive income.